COMMITMENTS AND CONTINGENCIES (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 14 – COMMITMENTS AND CONTINGENCIES
Lease Agreements
The Company leases office facilities in Boca Raton, Florida, Seattle, Washington and Ontario, Canada under non-cancelable operating lease agreements. The leases require monthly payments ranging from $2,900 to $11,000 and expire on various dates through November 2024. In addition to minimum rent, the Company is required to pay a proportionate share of operating expenses under these leases.
Rent expense was approximately $233,000 and $153,000 for the three months ended June 30, 2022 and 2021, respectively, with $421,000 and $298,000 for the six months ended June 30, 2022 and 2021, respectively.
Employment Agreements
The Company has entered into employment agreements with certain of its officers, employment agreements with Jeffrey Harris, CEO of SpringBig, and Paul Sykes, CFO of SpringBig, which became effective as of the Closing. Pursuant to his employment agreement, Mr. Harris will receive an annual salary of $450,000, will be eligible for a target cash incentive opportunity of up to 137.50% of his annual base salary, and will be eligible to receive equity incentive awards under SpringBig’s long-term incentive plan as in effect from time to time.
Pursuant to his employment agreement, Mr. Sykes will receive an annual salary of $350,000, will be eligible for a target cash incentive opportunity of up to 100% of his annual base salary, and will be eligible to receive equity incentive awards under SpringBig’s long-term incentive plan as in effect from time to time.
In addition, the SpringBig board of directors awarded each of Mr. Harris and Mr. Sykes a one-time cash bonus in the amount of $300,000 and $250,000, respectively, which was awarded as of the Closing, the amount is included in administrative expenses on the statement of operations.
Litigation
The Company is from time to time involved in litigation incidental to the conduct of its business. In accordance with applicable accounting guidance, the Company records a provision for a liability when it is both probable that a liability has been incurred and the amount can be reasonably estimated. Management believes that the outcome of such legal proceedings, legal actions and claims will not have a significant adverse effect on the Company’s financial position, results of operations or cash flows.

NOTE 9 – COMMITMENTS AND CONTINGENCIES
Leases Agreements
The Company leases office facilities in Boca Raton, Florida, Seattle, Washington and Ontario, Canada under non-cancelable operating lease agreements. The leases require monthly payments ranging from $2,900 to $11,000 and expire on various dates through November 2024. In addition to minimum rent, the Company is required to pay a proportionate share of operating expenses under these leases.
Rent expense included in general and administrative expenses was approximately $629,000 and $389,000 for the year ended December 31, 2021 and 2020, respectively.
Future minimum payments under operating leases for each of the three succeeding years subsequent to December 31, 2021 are as follows (in thousands):
December 31	Amount
2022	$471
2023	363
2024	264
$1,098
Litigation
The Company is from time to time involved in litigation incidental to the conduct of its business. In accordance with applicable accounting guidance, the Company records a provision for a liability when it is both probable that a liability has been incurred and the amount can be reasonably estimated. In the opinion of management, after consulting legal counsel, the Company has meritorious defenses to all pending litigation and proceedings. There are no such provisions on December 31, 2021 and 2020, respectively.